Other Financial Assets at Amortised Cost (Details) - Other financial assets - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at amortised cost	£ 506	£ 1,163
Asset backed securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at amortised cost	443	491
Debt securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at amortised cost	£ 63	£ 672